Leases - Summary of Aging of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Presentation of leases for lessee [abstract]
Current	$ 233,619	$ 185,205
Non-current	399,409	207,617
Balance at June 30, 2024	$ 633,028	$ 392,822	$ 280,869